Tax - Schedule of components of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax:
Total current tax from continuing operations	£ 366	£ 370	£ 226
Deferred tax:
Total deferred tax from continuing operations	465	506	1,032
Total tax charge from continuing operations	831	876	1,258
UK
Current tax:
Corporation tax	410	161	255
Corporate tax adjustment in respect of prior years	(36)	0	(9)
Total current tax from continuing operations	374	161	246
Deferred tax:
Deferred tax	388	255	605
Deferred tax adjustment in respect of prior years	43	13	(5)
Total deferred tax from continuing operations	431	268	600
Overseas
Current tax:
Corporation tax	82	225	6
Corporate tax adjustment in respect of prior years	(90)	(16)	(26)
Total current tax from continuing operations	(8)	209	(20)
Deferred tax:
Deferred tax	(40)	233	425
Deferred tax adjustment in respect of prior years	74	5	7
Total deferred tax from continuing operations	£ 34	£ 238	£ 432